Contracts Receivable, Net - Schedule of Contracts Receivable, Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Contracts Receivable, Net [Abstract]
Contracts receivable	$ 46,993,517	$ 6,040,377	$ 35,483,615
Allowance for expected credit losses	(14,869,284)	(1,911,245)	(8,069,497)	$ (1,037,225)	$ (2,589,214)
Balance at end of year	$ 32,124,233	$ 4,129,132	$ 27,414,118